Statements of Financial Condition (Parenthetical) - USD ($)		Dec. 31, 2016	Dec. 31, 2015
General Partner, Redeemable Units outstanding		16,037.758	18,582.876
Limited Partners, Redeemable Units outstanding		1,334,363.816	1,585,517.426
Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
General Partner, Redeemable Units outstanding			20,184.324
Limited Partners, Redeemable Units outstanding			1,774,475.344
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Liquidation Basis of Accounting [Member]
General Partner, Redeemable Units outstanding	[1]	0.000
Limited Partners, Redeemable Units outstanding	[1]	0.000
Morgan Stanley Smith Barney Charter WNT L.P. [Member]
General Partner, Redeemable Units outstanding			21,455.532
Limited Partners, Redeemable Units outstanding			1,907,271.893
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Liquidation Basis of Accounting [Member]
General Partner, Redeemable Units outstanding	[1]	0.000
Limited Partners, Redeemable Units outstanding	[1]	0.000
U.S. Treasury Bills [Member]
Investment in U.S. Treasury bills, cost		$ 0	$ 24,998,531
U.S. Treasury Bills [Member] | Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Investment in U.S. Treasury bills, cost			15,499,510
U.S. Treasury Bills [Member] | Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Liquidation Basis of Accounting [Member]
Investment in U.S. Treasury bills, cost	[1]	0
U.S. Treasury Bills [Member] | Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Investment in U.S. Treasury bills, cost			$ 16,996,479
U.S. Treasury Bills [Member] | Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Liquidation Basis of Accounting [Member]
Investment in U.S. Treasury bills, cost	[1]	$ 0

[1]	Presented on a liquidation basis of accounting.